Segment And Geographic Information (Net Interest Revenue) (Details) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended			3 Months Ended			6 Months Ended			3 Months Ended			6 Months Ended			3 Months Ended			6 Months Ended			3 Months Ended			6 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 Retail [Member] USD ($)	Sep. 30, 2011 Retail [Member] JPY (¥)	Sep. 30, 2010 Retail [Member] JPY (¥)	Sep. 30, 2011 Retail [Member] USD ($)	Sep. 30, 2011 Retail [Member] JPY (¥)	Sep. 30, 2010 Retail [Member] JPY (¥)	Sep. 30, 2011 Asset Management [Member] USD ($)	Sep. 30, 2011 Asset Management [Member] JPY (¥)	Sep. 30, 2010 Asset Management [Member] JPY (¥)	Sep. 30, 2011 Asset Management [Member] USD ($)	Sep. 30, 2011 Asset Management [Member] JPY (¥)	Sep. 30, 2010 Asset Management [Member] JPY (¥)	Sep. 30, 2011 Wholesale [Member] USD ($)	Sep. 30, 2011 Wholesale [Member] JPY (¥)	Sep. 30, 2010 Wholesale [Member] JPY (¥)	Sep. 30, 2011 Wholesale [Member] USD ($)	Sep. 30, 2011 Wholesale [Member] JPY (¥)	Sep. 30, 2010 Wholesale [Member] JPY (¥)	Sep. 30, 2011 Other (Inc. Elimination) [Member] USD ($)	Sep. 30, 2011 Other (Inc. Elimination) [Member] JPY (¥)	Sep. 30, 2010 Other (Inc. Elimination) [Member] JPY (¥)	Sep. 30, 2011 Other (Inc. Elimination) [Member] USD ($)	Sep. 30, 2011 Other (Inc. Elimination) [Member] JPY (¥)	Sep. 30, 2010 Other (Inc. Elimination) [Member] JPY (¥)
Non-interest revenue	$ 3,543	¥ 272,920	¥ 255,430	$ 7,374	¥ 568,121	¥ 504,282	$ 1,078	¥ 83,044	¥ 87,200	$ 2,293	¥ 176,685	¥ 197,336	$ 208	¥ 16,012	¥ 16,005	$ 430	¥ 33,110	¥ 29,697	$ 559	¥ 43,022	¥ 139,094	$ 1,975	¥ 152,150	¥ 227,883	$ 1,698	¥ 130,842	¥ 13,131	$ 2,676	¥ 206,176	¥ 49,366
Net interest revenue	403	31,030	25,165	876	67,472	46,730	12	936	553	19	1,484	1,376	(1)	(61)	186	22	1,684	2,262	471	36,298	24,311	888	68,416	44,131	(79)	(6,143)	115	(53)	(4,112)	(1,039)
Net revenue	3,946	303,950	280,595	8,250	635,593	551,012	1,090	83,980	87,753	2,312	178,169	198,712	207	15,951	16,191	452	34,794	31,959	1,030	79,320	163,405	2,863	220,566	272,014	1,619	124,699	13,246	2,623	202,064	48,327
Non-interest expenses	4,494	346,221	254,025	8,336	642,228	507,379	951	73,250	64,975	1,887	145,426	138,191	146	11,238	12,022	294	22,635	23,793	1,978	152,415	155,764	4,005	308,517	305,519	1,419	109,318	21,264	2,150	165,650	39,876
Income (loss) before income taxes	$ (548)	¥ (42,271)	¥ 26,570	$ (86)	¥ (6,635)	¥ 43,633	$ 139	¥ 10,730	¥ 22,778	$ 425	¥ 32,743	¥ 60,521	$ 61	¥ 4,713	¥ 4,169	$ 158	¥ 12,159	¥ 8,166	$ (948)	¥ (73,095)	¥ 7,641	$ (1,142)	¥ (87,951)	¥ (33,505)	$ 200	¥ 15,381	¥ (8,018)	$ 473	¥ 36,414	¥ 8,451